Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about provisions [line items]
Beginning Balance		$ 7,957	$ 7,179
Acquisitions through business combination and asset acquisitions	[1]	168
Change in provision		(871)	541
Unwinding of present value discount		293	237
Ending Balance		7,547	7,957
Current		1,322	1,506
Non-current		6,225	6,451
Net carrying amount		7,547	7,957
Restoration [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance	[2]	7,154	6,253
Acquisitions through business combination and asset acquisitions	[1],[2]	16
Change in provision	[2]	(936)	664
Unwinding of present value discount	[2]	292	237
Ending Balance	[2]	6,526	7,154
Current	[2]	753	1,011
Non-current	[2]	5,773	6,143
Net carrying amount	[2]	6,526	7,154
Employee benefits [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		522	517
Acquisitions through business combination and asset acquisitions	[1]	104
Change in provision		28	5
Unwinding of present value discount		0	0
Ending Balance		654	522
Current		402	351
Non-current		252	171
Net carrying amount		654	522
Other [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		281	409
Acquisitions through business combination and asset acquisitions	[1]	48
Change in provision		37	(128)
Unwinding of present value discount		1	0
Ending Balance		367	281
Current		167	144
Non-current		200	137
Net carrying amount		$ 367	$ 281

[1]	Refer to Note B.5 for details of business combination and Note B.7 for details of asset acquisitions.
[2]	2024 change in provision is due to provisions used of $887 million, changes in macroeconomic factors increasing the provisions by $647 million, offset by changes in estimates of $598 million. Changes in estimates are due to new activities, revisions to cost and removal scope assumptions and rate changes supported by most recent estimates and benchmarks.